As filed with the Securities and Exchange Commission on November 17, 2015
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                                            1933 Act Registration No. 333-182308
                                             1940 Act Registration No. 811-22717


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 54                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 56                                                             [X]


                      FIRST TRUST EXCHANGE-TRADED FUND VI
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675


                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund VI
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on December 17, 2015 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 54

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:


      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 53, as it relates to First Trust Dorsey Wright Dynamic Focus 5 ETF, a series of the Registrant, until December 17, 2015. Parts A, B and C of the Registrant's Post-Effective Amendment No. 53 under the Securities Act of 1933 as it relates to First Trust Dorsey Wright Dynamic Focus 5 ETF, filed on September 4, 2015, are incorporated by reference herein.

      Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 17th day of November, 2015.

                                      FIRST TRUST EXCHANGE-TRADED FUND VI



                                      By:   /s/ Mark R. Bradley
                                          --------------------------------------
                                              Mark R. Bradley, President and
                                              Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                TITLE                        DATE

                                President and Chief            November 17, 2015
  /s/ Mark R. Bradley           Executive Officer
--------------------------
   Mark R. Bradley

                                Treasurer, Chief Financial     November 17, 2015
                                Officer and Chief Accounting
  /s/ James M. Dykas            Officer
--------------------------
   James M. Dykas


                               )
James A. Bowen*        Trustee )
                               )
                               )
Richard E. Erickson*   Trustee )
                               )
                               )
Thomas R. Kadlec*      Trustee )            BY:  /s/ W. Scott Jardine
                               )               -------------------------------
                               )
Robert F. Keith*       Trustee )                     W. Scott Jardine
                               )                     Attorney-In-Fact
                               )                     November 17, 2015
Niel B. Nielson*       Trustee )
                               )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.